Accrued expenses and other current liabilities (Tables)	12 Months Ended
Sep. 30, 2021
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	September 30,	September 30,
	2021	2020
Accrued professional service fees	$—	$179,650
Payroll payable	444,453	406,938
Other current liabilities	101,179	52,537
Accrued expenses and other current liabilities	$545,632	$639,125